Loss on sale of assets - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure on Sale of Assets [Line Items]
Initial consideration received		$ 2,137,000	$ 1,345,000
Earn-out period		12 months
Loss on sale of assets	$ 2,000,000	$ 1,995,000	4,049,000
Proceeds receivable		(2,000,000)	2,000,000
Estimated fair value of earn-out payments		0	2,000,000
Net gain on sale of property, plant and equipment		5,000
Loss on sale of assets		1,995,000
Proceeds on the disposal of miscellaneous items		5,000
Proceeds from the repayment of notes receivable		2,132,000
Net proceeds on sale of property, plant and equipment		2,137,000	1,345,000
Power Manager assets
Disclosure on Sale of Assets [Line Items]
Initial consideration received			4,132,000
Cash proceeds received		2,132,000	2,000,000
Note receivable			2,132,000
Maximum possible earn-out amount			11,250,000
Loss on sale of assets		$ 2,000,000	3,957,000
Proceeds receivable			$ 2,000,000